Equity (Details) - Schedule of Common Shares - Common Shares [Member] - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Common Shares [Line Items]
Common shares – par value $ 0.01/0.10 each (Before stock split)	$ 53,899,435	$ 37,576,449
Common shares – par value $ 0.01/0.10 each, with employee incentive plan (Before Stock split)	93,679,260	37,576,449
Common shares – par value $ 0.01/0.10 each, net reverse stock split	$ 1,827,524	$ 626,275